J.P. MORGAN EXCHANGE-TRADED FUND TRUST

JPMorgan Diversified Return Europe Equity ETF

Supplement dated March 1, 2016

to the Prospectus dated December 22, 2015, as supplemented

Effective April 1, 2016, JPMorgan Funds Management, Inc., the Funds’ administrator, will be merged with and into J.P. Morgan Investment Management Inc. As a result of this action, all references to JPMorgan Funds Management, Inc. will be replaced with J.P. Morgan Investment Management Inc.

Changes to Valuation

In addition, the last three paragraphs in the “PRICING SHARES” section are replaced with the following language:

Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end mutual funds are valued at their respective NAVs.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.

Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.

Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-EEETF-316

J.P. MORGAN EXCHANGE-TRADED FUND TRUST

JPMorgan Diversified Return Europe Equity ETF

Supplement dated March 4, 2016

to the Statement of Additional Information dated December 16, 2015

Effective April 1, 2016, JPMorgan Funds Management, Inc., the Funds’ administrator, will be merged with and into J.P. Morgan Investment Management Inc. As a result of this action, all references to JPMorgan Funds Management, Inc. will be replaced with J.P. Morgan Investment Management Inc.

Changes to Valuation

In addition, the eighth through twelfth paragraphs in the “NET ASSET VALUE” section of the Statement of Additional Information section are replaced with the following language:

Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.

Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV and will be fair valued by applying fair value factor provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.

Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-EEETF-316